ING FUNDS TRUST

ING SEPARATE PORTFOLIOS TRUST

(the “Funds”)

Supplement dated September 27, 2011

to the Funds’ Statement of Additional Information

dated July 29, 2011 (“SAI”)

Effective immediately, the Funds’ current SAI is revised as follows:

The table and footnotes in the section entitled “Compensation Table” of the SAI are hereby deleted in their entirety and replaced with the following:

	Aggregate Compensation From the Funds:							Pension or		Total
								Retirement	Estimated	Compensation
						Institutional	SPorts	Benefits	Annual	From
Name of	Classic	Floating	GNMA	High	Intermediate	Prime	Core	Accrued As	Benefits	Registrant and
Trustee	Money	Rate	Income	Yield	Bond	Money	Fixed	Part of	Upon	Fund Complex
	Market(1)	Fund(2)		Bond		Market(3)	Income	Fund	Retirement	Paid to
								Expenses		Trustees(4)(5)
Colleen D. Baldwin	$1,019	$362	$2,964	$1,113	$2,928	$1,304	$24	N/A	N/A	$293,000
John V. Boyer(6)	$1,036	$368	$3,014	$1,132	$2,978	$1,327	$24	N/A	N/A	$298,000
Patricia W. Chadwick	$1,036	$368	$3,014	$1,132	$2,978	$1,327	$24	N/A	N/A	$298,000
Robert W. Crispin(7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	$932	$332	$2,711	$1,017	$2,678	$1,187	$22	N/A	N/A	$268,000
J. Michael Earley	$1,019	$362	$2,964	$1,113	$2,928	$1,304	$24	N/A	N/A	$293,000
Patrick W. Kenny(6)	$1,019	$362	$2,964	$1,113	$2,928	$1,304	$24	N/A	N/A	$293,000
Shaun P. Mathews(7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	$1,158	$411	$3,368	$1,266	$3,329	$1,490	$27	N/A	N/A	$333,000
Roger B. Vincent	$1,211	$429	$3,519	$1,323	$3,479	$1,560	$29	N/A	N/A	$348,000

(1)	The Fund liquidated effective March 8, 2011.
(2)	The Fund commenced operations on August 17, 2010. The compensation paid reflects the period from August 17, 2010 to March 31, 2011.
(3)	The Fund liquidated effective December 20, 2010.
(4)	Represents compensation from 132 funds (total in complex as of March 31, 2011).
(5)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.
(6)	During the fiscal year ended March 31, 2011, Mr. Boyer and Mr. Kenny deferred $5,000 and $73,250, respectively, of their compensation from the Fund Complex.
(7)	“Interested person,” as defined in the 1940 Act, of each Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Investments Distributor, LLC. Officers and Trustees who are interested persons do not receive any compensation from the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE